Consolidated Statements of Changes in Stockholders' Equity (Deficit) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Change in Stockholders' Equity (Deficit) [Abstract]
Unrecognized pension and postretirement cost adjustment, tax	$ 136	$ 435
Unrealized loss on MSA investments, tax	351	31
Unrealized loss on other investments, tax		1
Unrealized loss on derivative instruments, tax	377	$ 204
Purchase of call options, tax	$ 5,195